EQUITY - Equity Components (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance		$ 5,217	$ 5,259	$ 5,568	$ 5,279
Share capital
Balance		175	175	177	177
Share premium
Balance		615	615	614	612
Capital redemption reserve
Balance		20	20	18	18
Treasury shares
Balance	[1]	(94)	(118)	(120)	$ (157)
Retained earnings and other reserves
Balance		$ 4,501	$ 4,567	$ 4,879

[1]	Refer to Note 19.2 for further information.